U.S. SECURITIES AND EXCHANGE COMMISSION
 Washington, DC  20549

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

1.  Name and address of issuer:
NUVEEN INVESTMENT TRUST II
333 West Wacker Drive
Chicago, Illinois  60606

2. Name of each series or class of securities for which this Form is filed: (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes) [ x ]

3.  Investment Company Act File Number:  811-08333

     Securities Act File Number: 333-33607

4(a).  Last day of fiscal year for which this notice is filed:
JULY 31, 2009

4(b). [   ]  Check box if this Form is being filed late.

4(c). [   ]  Check box if this is the last time the issuer will be filing this Form.

NUVEEN TRADEWINDS INTERNATIONAL VALUE FUND formerly known as Nuveen NWQ International Value Fund

5.  Calculation of registration fee:
  (i) Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):

$683,204,455

  (ii) Aggregate price of securities redeemed or repurchased during the fiscal year:

$432,290,730

  (iii) Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:

$0

  (iv) Total available redemption credits [add items 5(ii) and 5(iii)]:

 $432,290,730

  (v) Net sales - if Item 5(i) is greater than Item 5(iv) [subtract
Item 5(iv) from Item 5(i)]:

$ 250,913,725

  (vi) Redemption credits available for use in future years - if Item 5(i) is less than Item 5(iv) [subtract
Item 5(iv) from Item 5(i)]:

$0.00

  (vii) Multiplier for determining registration fee:

..0000558

  (viii) Registration fee due [Multiply Item 5(v) by Item 5(vii)]
(Enter "0" if no fee is due):

$14,000.99

6.  Prepaid Shares
If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: ____. If there is a number of shares or other units that were registered pursuant to rule
24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: ____.

7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):

+ $

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

 = $14,000.99

NUVEEN TRADEWINDS GLOBAL RESOURCES FUND


5.  Calculation of registration fee:
  (i) Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):

$8,333,330

  (ii) Aggregate price of securities redeemed or repurchased during the fiscal year

$1,358,796

  (iii) Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:

$ 0

  (iv) Total available redemption credits [add items 5(ii) and 5(iii)]:

($1,358,796)

  (v) Net sales - if Item 5(i) is greater than Item 5(iv) [subtract
Item 5(iv) from Item 5(i)]:

$ 6,974,534

  (vi) Redemption credits available for use in future years - if Item 5(i) is less than Item 5(iv) [subtract
Item 5(iv) from Item 5(i)]:

($0)

  (vii) Multiplier for determining registration fee:

..0000558

  (viii) Registration fee due [Multiply Item 5(v) by Item
5(vii)] (Enter "0" if no fee is due):

$ 389.18

6.  Prepaid Shares
If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: ___. If there is a number of shares or other units that were registered pursuant to rule
24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: ____.

7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):

+ $

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
 = $389.18

NUVEEN TRADEWINDS GLOBAL All-CAP FUND


5.  Calculation of registration fee:
  (i) Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):

$255,462,881

  (ii) Aggregate price of securities redeemed or repurchased during the fiscal year

$199,711,935

  (iii) Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:

$ 0

  (iv) Total available redemption credits [add items 5(ii) and 5(iii)]:

($199,711,935)

  (v) Net sales - if Item 5(i) is greater than Item 5(iv) [subtract
Item 5(iv) from Item 5(i)]:

$ 55,750,946

  (vi) Redemption credits available for use in future years - if Item 5(i) is less than Item 5(iv) [subtract
Item 5(iv) from Item 5(i)]:

($0)

  (vii) Multiplier for determining registration fee:

..0000558

  (viii) Registration fee due [Multiply Item 5(v) by Item
5(vii)] (Enter "0" if no fee is due):

$ 3,110.90

6.  Prepaid Shares
If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: ___. If there is a number of shares or other units that were registered pursuant to rule
24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: ____.

7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):

+ $

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

 = $3,110.90


NUVEEN TRADEWINDS GLOBAL ALL-CAP PLUS FUND


5.  Calculation of registration fee:
  (i) Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):

$3,334,103

  (ii) Aggregate price of securities redeemed or repurchased during the fiscal year

$0

  (iii) Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:

$ 0

  (iv) Total available redemption credits [add items 5(ii) and 5(iii)]:

($0.00)

  (v) Net sales - if Item 5(i) is greater than Item 5(iv) [subtract
Item 5(iv) from Item 5(i)]:

$ 3,334,103

  (vi) Redemption credits available for use in future years - if Item 5(i) is less than Item 5(iv) [subtract
Item 5(iv) from Item 5(i)]:

($0)

  (vii) Multiplier for determining registration fee:

..0000558

  (viii) Registration fee due [Multiply Item 5(v) by Item
5(vii)] (Enter "0" if no fee is due):

$ 186.04

6.  Prepaid Shares
If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: ___. If there is a number of shares or other units that were registered pursuant to rule
24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: ____.

7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):

+ $

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

 = $186.04


NUVEEN TRADEWINDS JAPAN FUND


5.  Calculation of registration fee:
  (i) Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):

$4,619,455

  (ii) Aggregate price of securities redeemed or repurchased during the fiscal year

$530,972

  (iii) Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:

$ 0

  (iv) Total available redemption credits [add items 5(ii) and 5(iii)]:

($530,972)

  (v) Net sales - if Item 5(i) is greater than Item 5(iv) [subtract
Item 5(iv) from Item 5(i)]:

$ 4,088,483

  (vi) Redemption credits available for use in future years - if Item 5(i) is less than Item 5(iv) [subtract
Item 5(iv) from Item 5(i)]:

($0)

  (vii) Multiplier for determining registration fee:

..0000558

  (viii) Registration fee due [Multiply Item 5(v) by Item
5(vii)] (Enter "0" if no fee is due):

$ 228.14

6.  Prepaid Shares
If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: ___. If there is a number of shares or other units that were registered pursuant to rule
24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: ____.

7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):

+ $

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
 = $228.14


NUVEEN TRADEWINDS EMERGING MARKETS FUND


5.  Calculation of registration fee:
  (i) Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):

$2,263,428

  (ii) Aggregate price of securities redeemed or repurchased during the fiscal year

$0

  (iii) Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:

$ 0

  (iv) Total available redemption credits [add items 5(ii) and 5(iii)]:

($0.00)

  (v) Net sales - if Item 5(i) is greater than Item 5(iv) [subtract
Item 5(iv) from Item 5(i)]:

$ 2,263,428

  (vi) Redemption credits available for use in future years - if Item 5(i) is less than Item 5(iv) [subtract
Item 5(iv) from Item 5(i)]:

($0)

  (vii) Multiplier for determining registration fee:

..0000558

  (viii) Registration fee due [Multiply Item 5(v) by Item
5(vii)] (Enter "0" if no fee is due):

$ 126.30

6.  Prepaid Shares
If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: ___. If there is a number of shares or other units that were registered pursuant to rule
24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: ____.

7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):

+ $

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

 = $126.30



NUVEEN SANTA BARBARA GROWTH FUND


5.  Calculation of registration fee:
  (i) Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):

$27,137,571

  (ii) Aggregate price of securities redeemed or repurchased during the fiscal year

$16,281,799

  (iii) Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:

$ 0

  (iv) Total available redemption credits [add items 5(ii) and 5(iii)]:

($16,281,799)

  (v) Net sales - if Item 5(i) is greater than Item 5(iv) [subtract
Item 5(iv) from Item 5(i)]:

$10,855,772

  (vi) Redemption credits available for use in future years - if Item 5(i) is less than Item 5(iv) [subtract
Item 5(iv) from Item 5(i)]:

($0.00)

  (vii) Multiplier for determining registration fee:

..0000558

  (viii) Registration fee due [Multiply Item 5(v) by Item
5(vii)] (Enter "0" if no fee is due):

$ 605.75

6.  Prepaid Shares
If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: ___. If there is a number of shares or other units that were registered pursuant to rule
24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: ____.

7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):

+ $

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

 = $605.75

NUVEEN SANTA BARBARA GROWTH OPPORTUNITIES FUND

5.  Calculation of registration fee:
  (i) Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):

$312,063

  (ii) Aggregate price of securities redeemed or repurchased during the fiscal year

$204,616

  (iii) Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:

$ 0

  (iv) Total available redemption credits [add items 5(ii) and 5(iii)]:

($204,616)

  (v) Net sales - if Item 5(i) is greater than Item 5(iv) [subtract
Item 5(iv) from Item 5(i)]:

$ 107,447

  (vi) Redemption credits available for use in future years - if Item 5(i) is less than Item 5(iv) [subtract
Item 5(iv) from Item 5(i)]:

($0)

  (vii) Multiplier for determining registration fee:

..0000558

  (viii) Registration fee due [Multiply Item 5(v) by Item
5(vii)] (Enter "0" if no fee is due):

$ 6.00

6.  Prepaid Shares
If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: ___. If there is a number of shares or other units that were registered pursuant to rule
24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: ____.

7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):

+ $

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

 = $6.00

NUVEEN SANTA BARBARA DIVIDEND GROWTH FUND


5.  Calculation of registration fee:
  (i) Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):

$89,494,547

  (ii) Aggregate price of securities redeemed or repurchased during the fiscal year

$16,510,358

  (iii) Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:

$ 0

  (iv) Total available redemption credits [add items 5(ii) and 5(iii)]:

($16,510,358)

  (v) Net sales - if Item 5(i) is greater than Item 5(iv) [subtract
Item 5(iv) from Item 5(i)]:

$ 72,984,189

  (vi) Redemption credits available for use in future years - if Item 5(i) is less than Item 5(iv) [subtract
Item 5(iv) from Item 5(i)]:

($0)

  (vii) Multiplier for determining registration fee:

..0000558

  (viii) Registration fee due [Multiply Item 5(v) by Item
5(vii)] (Enter "0" if no fee is due):

$ 4,072.52

6.  Prepaid Shares
If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: ___. If there is a number of shares or other units that were registered pursuant to rule
24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: ____.

7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):

+ $

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

 = $4,072.52

NUVEEN SANTA BARBARA GROWTH PLUS FUND

5.  Calculation of registration fee:
  (i) Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):

$1,000,000

  (ii) Aggregate price of securities redeemed or repurchased during the fiscal year

$0

  (iii) Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:

$ 0

  (iv) Total available redemption credits [add items 5(ii) and 5(iii)]:

($0.00)

  (v) Net sales - if Item 5(i) is greater than Item 5(iv) [subtract
Item 5(iv) from Item 5(i)]:

$1,000,000

  (vi) Redemption credits available for use in future years - if Item 5(i) is less than Item 5(iv) [subtract
Item 5(iv) from Item 5(i)]:

($0.00)

  (vii) Multiplier for determining registration fee:

..0000558

  (viii) Registration fee due [Multiply Item 5(v) by Item
5(vii)] (Enter "0" if no fee is due):

$ 55.80

6.  Prepaid Shares
If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: ___. If there is a number of shares or other units that were registered pursuant to rule
24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: ____.

7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):

+ $

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

 = $55.80

NUVEEN SANTA BARBARA INTERNATIONAL EQUITY FUND

5.  Calculation of registration fee:
  (i) Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):

$1,000,000

  (ii) Aggregate price of securities redeemed or repurchased during the fiscal year

$0

  (iii) Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:

$ 0

  (iv) Total available redemption credits [add items 5(ii) and 5(iii)]:

($0.00)

  (v) Net sales - if Item 5(i) is greater than Item 5(iv) [subtract
Item 5(iv) from Item 5(i)]:

$1,000,000

  (vi) Redemption credits available for use in future years - if Item 5(i) is less than Item 5(iv) [subtract
Item 5(iv) from Item 5(i)]:

($0.00)

  (vii) Multiplier for determining registration fee:

..0000558

  (viii) Registration fee due [Multiply Item 5(v) by Item
5(vii)] (Enter "0" if no fee is due):

$ 55.80

6.  Prepaid Shares
If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: ___. If there is a number of shares or other units that were registered pursuant to rule
24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: ____.

7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):

+ $

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

 = $55.80

NUVEEN SANTA BARBARA GLOBAL EQUITY FUND

5.  Calculation of registration fee:
  (i) Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):

$1,000,000

  (ii) Aggregate price of securities redeemed or repurchased during the fiscal year

$0

  (iii) Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:

$ 0

  (iv) Total available redemption credits [add items 5(ii) and 5(iii)]:

($0.00)

  (v) Net sales - if Item 5(i) is greater than Item 5(iv) [subtract
Item 5(iv) from Item 5(i)]:

$1,000,000

  (vi) Redemption credits available for use in future years - if Item 5(i) is less than Item 5(iv) [subtract
Item 5(iv) from Item 5(i)]:

($0.00)

  (vii) Multiplier for determining registration fee:

..0000558

  (viii) Registration fee due [Multiply Item 5(v) by Item
5(vii)] (Enter "0" if no fee is due):

$ 55.80

6.  Prepaid Shares
If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: ___. If there is a number of shares or other units that were registered pursuant to rule
24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: ____.

7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):

+ $

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

 = $55.80
NUVEEN SANTA BARBARA MID-CAP GROWTH FUND

5.  Calculation of registration fee:
  (i) Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):

$0

  (ii) Aggregate price of securities redeemed or repurchased during the fiscal year

$0

  (iii) Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:

$ 0

  (iv) Total available redemption credits [add items 5(ii) and 5(iii)]:

($0.00)

  (v) Net sales - if Item 5(i) is greater than Item 5(iv) [subtract
Item 5(iv) from Item 5(i)]:

$0

  (vi) Redemption credits available for use in future years - if Item 5(i) is less than Item 5(iv) [subtract
Item 5(iv) from Item 5(i)]:

($0.00)

  (vii) Multiplier for determining registration fee:

..0000558

  (viii) Registration fee due [Multiply Item 5(v) by Item
5(vii)] (Enter "0" if no fee is due):

$ 0.00

6.  Prepaid Shares
If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: ___. If there is a number of shares or other units that were registered pursuant to rule
24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: ____.

7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):

+ $

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

 = $0.00

NUVEEN SANTA BARBARA STRATEGIC GROWTH FUND

5.  Calculation of registration fee:
  (i) Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):

$0

  (ii) Aggregate price of securities redeemed or repurchased during the fiscal year

$0

  (iii) Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:

$ 0

  (iv) Total available redemption credits [add items 5(ii) and 5(iii)]:

($0.00)

  (v) Net sales - if Item 5(i) is greater than Item 5(iv) [subtract
Item 5(iv) from Item 5(i)]:

$0

  (vi) Redemption credits available for use in future years - if Item 5(i) is less than Item 5(iv) [subtract
Item 5(iv) from Item 5(i)]:

($0.00)

  (vii) Multiplier for determining registration fee:

..0000558

  (viii) Registration fee due [Multiply Item 5(v) by Item
5(vii)] (Enter "0" if no fee is due):

$ 0.00

6.  Prepaid Shares
If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: ___. If there is a number of shares or other units that were registered pursuant to rule
24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: ____.

7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):

+ $

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

 = $0.00

NUVEEN SANTA BARBARA EcoLogic EQUITY FUND

5.  Calculation of registration fee:
  (i) Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):

$1,000,000

  (ii) Aggregate price of securities redeemed or repurchased during the fiscal year

$0

  (iii) Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:

$ 0

  (iv) Total available redemption credits [add items 5(ii) and 5(iii)]:

($0.00)

  (v) Net sales - if Item 5(i) is greater than Item 5(iv) [subtract
Item 5(iv) from Item 5(i)]:

$1,000,000

  (vi) Redemption credits available for use in future years - if Item 5(i) is less than Item 5(iv) [subtract
Item 5(iv) from Item 5(i)]:

($0.00)

  (vii) Multiplier for determining registration fee:

..0000558

  (viii) Registration fee due [Multiply Item 5(v) by Item
5(vii)] (Enter "0" if no fee is due):

$ 55.80

6.  Prepaid Shares
If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: ___. If there is a number of shares or other units that were registered pursuant to rule
24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: ____.

7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):

+ $

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

 = $55.80

NUVEEN SYMPHONY LARGE-CAP VALUE FUND


5.  Calculation of registration fee:
  (i) Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):

$528,861

  (ii) Aggregate price of securities redeemed or repurchased during the fiscal year

$322,438

  (iii) Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:

$ 0.00

  (iv) Total available redemption credits [add items 5(ii) and 5(iii)]:

($322,438)

  (v) Net sales - if Item 5(i) is greater than Item 5(iv) [subtract
Item 5(iv) from Item 5(i)]:

$206,423

  (vi) Redemption credits available for use in future years - if Item 5(i) is less than Item 5(iv) [subtract
Item 5(iv) from Item 5(i)]:

($0)

  (vii) Multiplier for determining registration fee:

..0000558

  (viii) Registration fee due [Multiply Item 5(v) by Item
5(vii)] (Enter "0" if no fee is due):

$ 11.52

6.  Prepaid Shares
If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: ___. If there is a number of shares or other units that were registered pursuant to rule
24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: ____.

7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):

+ $

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

 = $11.52

NUVEEN SYMPHONY ALL-CAP CORE FUND


5.  Calculation of registration fee:
  (i) Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):

$150,000

  (ii) Aggregate price of securities redeemed or repurchased during the fiscal year

$150,000

  (iii) Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:

$ 0.00

  (iv) Total available redemption credits [add items 5(ii) and 5(iii)]:

($150,000)

  (v) Net sales - if Item 5(i) is greater than Item 5(iv) [subtract
Item 5(iv) from Item 5(i)]:

$ 0.00

  (vi) Redemption credits available for use in future years - if Item 5(i) is less than Item 5(iv) [subtract
Item 5(iv) from Item 5(i)]:

($0)

  (vii) Multiplier for determining registration fee:

..0000558

  (viii) Registration fee due [Multiply Item 5(v) by Item
5(vii)] (Enter "0" if no fee is due):

$ 0.00

6.  Prepaid Shares
If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: ___. If there is a number of shares or other units that were registered pursuant to rule
24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: ____.

7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):

+ $

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
 = $0.00

NUVEEN SYMPHONY MID-CAP CORE FUND


5.  Calculation of registration fee:
  (i) Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):

$162,747

  (ii) Aggregate price of securities redeemed or repurchased during the fiscal year

$150,256

  (iii) Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:

$ 0.00

  (iv) Total available redemption credits [add items 5(ii) and 5(iii)]:

($150,256)

  (v) Net sales - if Item 5(i) is greater than Item 5(iv) [subtract
Item 5(iv) from Item 5(i)]:

$ 12,491

  (vi) Redemption credits available for use in future years - if Item 5(i) is less than Item 5(iv) [subtract
Item 5(iv) from Item 5(i)]:

($0)

  (vii) Multiplier for determining registration fee:

..0000558

  (viii) Registration fee due [Multiply Item 5(v) by Item
5(vii)] (Enter "0" if no fee is due):

$ 0.70

6.  Prepaid Shares
If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: ___. If there is a number of shares or other units that were registered pursuant to rule
24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: ____.

7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):

+ $

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

 = $0.70

NUVEEN SYMPHONY SMALL-MID CAP CORE FUND


5.  Calculation of registration fee:
  (i) Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):

$171,442

  (ii) Aggregate price of securities redeemed or repurchased during the fiscal year

$150,096

  (iii) Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:

$ 0.00

  (iv) Total available redemption credits [add items 5(ii) and 5(iii)]:

($150,096)

  (v) Net sales - if Item 5(i) is greater than Item 5(iv) [subtract
Item 5(iv) from Item 5(i)]:

$ 21,346

  (vi) Redemption credits available for use in future years - if Item 5(i) is less than Item 5(iv) [subtract
Item 5(iv) from Item 5(i)]:

($0)

  (vii) Multiplier for determining registration fee:

..0000558

  (viii) Registration fee due [Multiply Item 5(v) by Item
5(vii)] (Enter "0" if no fee is due):

$ 1.19

6.  Prepaid Shares
If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: ___. If there is a number of shares or other units that were registered pursuant to rule
24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: ____.

7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):

+ $

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

 = $1.19

NUVEEN SYMPHONY LARGE-CAP GROWTH FUND



5.  Calculation of registration fee:
  (i) Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):

$5,281,919

  (ii) Aggregate price of securities redeemed or repurchased during the fiscal year

$930,000

  (iii) Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:

$ 0

  (iv) Total available redemption credits [add items 5(ii) and 5(iii)]:

($930,000)

  (v) Net sales - if Item 5(i) is greater than Item 5(iv) [subtract
Item 5(iv) from Item 5(i)]:

$ 4,351,919

  (vi) Redemption credits available for use in future years - if Item 5(i) is less than Item 5(iv) [subtract
Item 5(iv) from Item 5(i)]:

($0)

  (vii) Multiplier for determining registration fee:

..0000558

  (viii) Registration fee due [Multiply Item 5(v) by Item
5(vii)] (Enter "0" if no fee is due):

$ 242.84

6.  Prepaid Shares
If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: ___. If there is a number of shares or other units that were registered pursuant to rule
24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: ____.

7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):

+ $

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

 = $242.84

NUVEEN SYMPHONY OPTIMIZED ALPHA FUND


5.  Calculation of registration fee:
  (i) Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):

$1,352,756

  (ii) Aggregate price of securities redeemed or repurchased during the fiscal year

$613,556

  (iii) Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:

$ 0

  (iv) Total available redemption credits [add items 5(ii) and 5(iii)]:

($613,556)

  (v) Net sales - if Item 5(i) is greater than Item 5(iv) [subtract
Item 5(iv) from Item 5(i)]:

$ 739,200

  (vi) Redemption credits available for use in future years - if Item 5(i) is less than Item 5(iv) [subtract
Item 5(iv) from Item 5(i)]:

($0)

  (vii) Multiplier for determining registration fee:

..0000558

  (viii) Registration fee due [Multiply Item 5(v) by Item
5(vii)] (Enter "0" if no fee is due):

$ 41.25

6.  Prepaid Shares
If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: ___. If there is a number of shares or other units that were registered pursuant to rule
24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: ____.

7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):

+ $

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
 = $41.25

NUVEEN SYMPHONY INTERNATIONAL EQUITY FUND


5.  Calculation of registration fee:
  (i) Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):

$794,353

  (ii) Aggregate price of securities redeemed or repurchased during the fiscal year

$633,819

  (iii) Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:

$ 0

  (iv) Total available redemption credits [add items 5(ii) and 5(iii)]:

($633,819)

  (v) Net sales - if Item 5(i) is greater than Item 5(iv) [subtract
Item 5(iv) from Item 5(i)]:

$ 160,534

  (vi) Redemption credits available for use in future years - if Item 5(i) is less than Item 5(iv) [subtract
Item 5(iv) from Item 5(i)]:

($0)

  (vii) Multiplier for determining registration fee:

..0000558

  (viii) Registration fee due [Multiply Item 5(v) by Item
5(vii)] (Enter "0" if no fee is due):

$ 8.96

6.  Prepaid Shares
If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: ___. If there is a number of shares or other units that were registered pursuant to rule
24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: ____.

7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):

+ $

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

 = $8.96

NUVEEN WINSLOW LARGE-CAP GROWTH FUND


5.  Calculation of registration fee:
  (i) Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):

$4,269,727

  (ii) Aggregate price of securities redeemed or repurchased during the fiscal year

$30,000

  (iii) Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:

$ 0

  (iv) Total available redemption credits [add items 5(ii) and 5(iii)]:

($30,000)

  (v) Net sales - if Item 5(i) is greater than Item 5(iv) [subtract
Item 5(iv) from Item 5(i)]:

$ 4,239,727

  (vi) Redemption credits available for use in future years - if Item 5(i) is less than Item 5(iv) [subtract
Item 5(iv) from Item 5(i)]:

($0)

  (vii) Multiplier for determining registration fee:

..0000558

  (viii) Registration fee due [Multiply Item 5(v) by Item
5(vii)] (Enter "0" if no fee is due):

$ 236.58

6.  Prepaid Shares
If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: ___. If there is a number of shares or other units that were registered pursuant to rule
24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: ____.

7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):

+ $

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

 = $236.58


9. Date the registration fee and any interest payment sent to the Commission's lockbox depository: October 26, 2009

Method of Delivery:  Wire Transfer

SIGNATURES

This report has been signed below by the following person on behalf of the issuer and in the capacities and on the dates indicated.



  By:
        Kevin J. McCarthy
        Vice President and Secretary

Dated:   October 27, 2009